Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.33%
Aerospace & Defense–2.45%
ATI, Inc.(b)	111,508	$13,414,412
Boeing Co. (The)(b)	71,952	16,816,622
Howmet Aerospace, Inc.	55,515	11,551,561
		41,782,595
Apparel Retail–0.61%
Ross Stores, Inc.	55,236	10,420,271
Application Software–0.71%
HubSpot, Inc.(b)	43,426	12,159,280
Asset Management & Custody Banks–0.59%
KKR & Co., Inc., Class A	87,729	10,023,916
Automobile Manufacturers–1.22%
Tesla, Inc.(b)	48,391	20,827,970
Automotive Retail–0.47%
AutoNation, Inc.(b)	39,186	8,032,346
Biotechnology–0.89%
AbbVie, Inc.	68,123	15,192,110
Broadline Retail–4.79%
Amazon.com, Inc.(b)	341,020	81,606,086
Building Products–0.54%
Lennox International, Inc.	18,412	9,115,413
Construction Materials–0.53%
CRH PLC	74,178	9,080,129
Consumer Finance–1.78%
American Express Co.	50,654	17,838,819
Capital One Financial Corp.	56,600	12,391,438
		30,230,257
Consumer Staples Merchandise Retail–1.45%
Walmart, Inc.	207,651	24,739,540
Diversified Banks–3.56%
Fifth Third Bancorp	207,653	10,428,334
JPMorgan Chase & Co.	163,864	50,124,359
		60,552,693
Diversified Financial Services–0.51%
Equitable Holdings, Inc.	186,054	8,632,906
Electric Utilities–1.62%
Entergy Corp.	130,577	12,521,029
PPL Corp.	416,665	15,104,106
		27,625,135
Electrical Components & Equipment–2.27%
Hubbell, Inc.	23,897	11,660,302
Rockwell Automation, Inc.	36,742	15,492,264
Vertiv Holdings Co., Class A	61,832	11,511,882
		38,664,448
Shares		Value
Environmental & Facilities Services–0.97%
Casella Waste Systems, Inc., Class A(b)(c)	163,325	$16,476,226
Financial Exchanges & Data–0.60%
Cboe Global Markets, Inc.	38,364	10,168,762
Food Distributors–0.71%
Sysco Corp.	143,516	12,033,817
Health Care Distributors–1.02%
Cencora, Inc.	48,323	17,358,588
Health Care Equipment–1.57%
Abbott Laboratories	111,681	12,206,734
Boston Scientific Corp.(b)	156,259	14,614,904
		26,821,638
Health Care Facilities–0.79%
Tenet Healthcare Corp.(b)	71,171	13,471,247
Health Care REITs–0.73%
Welltower, Inc.	65,907	12,414,243
Health Care Services–0.99%
CVS Health Corp.	227,137	16,926,249
Health Care Supplies–0.66%
Medline, Inc.(b)	253,956	11,224,855
Home Improvement Retail–0.85%
Lowe’s Cos., Inc.	54,136	14,457,560
Homebuilding–0.58%
D.R. Horton, Inc.	66,887	9,955,461
Hotels, Resorts & Cruise Lines–1.44%
Hyatt Hotels Corp., Class A(c)	61,784	9,661,164
Royal Caribbean Cruises Ltd.	45,799	14,868,645
		24,529,809
Household Products–0.89%
Colgate-Palmolive Co.	167,220	15,098,294
Independent Power Producers & Energy Traders–0.55%
Vistra Corp.	59,079	9,355,160
Industrial Machinery & Supplies & Components–1.62%
Lincoln Electric Holdings, Inc.	51,186	13,582,205
Parker-Hannifin Corp.	14,993	14,031,049
		27,613,254
Industrial REITs–0.50%
First Industrial Realty Trust, Inc.	146,843	8,521,299
Insurance Brokers–0.87%
Arthur J. Gallagher & Co.	59,567	14,854,223
Integrated Oil & Gas–1.41%
Chevron Corp.	135,316	23,937,400
Interactive Media & Services–11.53%
Alphabet, Inc., Class A	353,362	119,436,356
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A	107,364	$76,926,306
		196,362,662
Internet Services & Infrastructure–1.08%
MongoDB, Inc.(b)	49,468	18,368,952
Investment Banking & Brokerage–2.71%
Charles Schwab Corp. (The)	232,567	24,168,363
Raymond James Financial, Inc.	91,528	15,180,834
Robinhood Markets, Inc., Class A(b)	68,456	6,810,003
		46,159,200
Life Sciences Tools & Services–1.27%
Danaher Corp.	59,142	12,945,593
Lonza Group AG (Switzerland)	12,822	8,711,908
		21,657,501
Multi-Utilities–0.57%
Ameren Corp.	94,661	9,776,588
Oil & Gas Storage & Transportation–1.55%
Cheniere Energy, Inc.	54,227	11,470,095
Williams Cos., Inc. (The)	221,748	14,914,771
		26,384,866
Passenger Ground Transportation–0.91%
Uber Technologies, Inc.(b)	194,309	15,554,435
Personal Care Products–1.03%
Estee Lauder Cos., Inc. (The), Class A	151,779	17,497,083
Pharmaceuticals–2.63%
Eli Lilly and Co.	28,801	29,870,957
Johnson & Johnson	65,819	14,957,368
		44,828,325
Property & Casualty Insurance–1.14%
American International Group, Inc.	132,321	9,908,196
Hartford Insurance Group, Inc. (The)	69,910	9,442,045
		19,350,241
Restaurants–0.73%
Yum! Brands, Inc.	80,463	12,511,997
Retail REITs–0.48%
Brixmor Property Group, Inc.	305,953	8,196,481
Semiconductor Materials & Equipment–3.14%
Applied Materials, Inc.	53,111	17,118,738
ASML Holding N.V., New York Shares (Netherlands)	25,540	36,343,420
		53,462,158
Semiconductors–13.76%
ARM Holdings PLC, ADR(b)(c)	60,841	6,410,207
Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	163,426	$54,143,033
NVIDIA Corp.	801,884	153,264,089
Texas Instruments, Inc.	95,289	20,539,544
		234,356,873
Single-Family Residential REITs–0.46%
American Homes 4 Rent, Class A	251,857	7,888,161
Specialty Chemicals–0.62%
DuPont de Nemours, Inc.	240,453	10,560,696
Systems Software–6.96%
Microsoft Corp.	249,018	107,149,955
ServiceNow, Inc.(b)	97,194	11,372,670
		118,522,625
Technology Hardware, Storage & Peripherals–5.45%
Apple, Inc.	357,409	92,740,487
Tobacco–1.27%
Philip Morris International, Inc.	120,675	21,653,922
Transaction & Payment Processing Services–1.30%
Mastercard, Inc., Class A	41,181	22,187,911
Total Common Stocks & Other Equity Interests (Cost $899,043,669)		1,691,924,344
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	3,929,830	3,929,830
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	7,298,518	7,298,518
Total Money Market Funds (Cost $11,228,348)		11,228,348
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $910,272,017)		1,703,152,692
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.05%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,952,816	4,952,816
Invesco Private Prime Fund, 3.80%(d)(e)(f)	12,865,093	12,868,953
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,821,769)		17,821,769
TOTAL INVESTMENTS IN SECURITIES–101.04% (Cost $928,093,786)		1,720,974,461
OTHER ASSETS LESS LIABILITIES—(1.04)%		(17,651,354)
NET ASSETS–100.00%		$1,703,323,107
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,488,091	$24,952,119	$(23,510,380)	$-	$-	$3,929,830	$32,117
Invesco Treasury Portfolio, Institutional Class	4,621,004	46,339,648	(43,662,134)	-	-	7,298,518	58,968
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,047,623	23,346,685	(22,441,492)	-	-	4,952,816	21,778*
Invesco Private Prime Fund	10,519,050	58,745,120	(56,395,217)	-	-	12,868,953	62,729*
Total	$21,675,768	$153,383,572	$(146,009,223)	$-	$-	$29,050,117	$175,592

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,683,212,436	$8,711,908	$—	$1,691,924,344
Money Market Funds	11,228,348	17,821,769	—	29,050,117
Total Investments	$1,694,440,784	$26,533,677	$—	$1,720,974,461
Invesco Main Street All Cap Fund®